UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                          BNY Mellon ETF Trust

(Exact name of registrant as specified in charter)
240 Greenwich Street
_____________New York, New York 10286_____________

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
_________________New York, New York 10286_____________
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  February 29
Date of reporting period:  February 29, 2024

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Innovators Equity ETF
BNY Mellon Women’s Opportunities ETF

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1)(“1940 Act”).

BNY Mellon ETF Trust
ANNUAL REPORT February 29, 2024
BNY Mellon Innovators ETF
IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND
SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in
Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor.

Contents
The Fund
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minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 7
Understanding Your Fund’s Expenses 8
Statement of Investments 9
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 25
Important Tax Information 26
Liquidity Risk Management Program 27
Board Members Information 29
Officers of the Trust 31
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from May 17, 2023, the fund’s inception
1
, through February 29, 2024, as provided
by John Porter and Edward Walter, portfolio managers employed by the fund’s sub-adviser, Newton
Investment Management North America, LLC.
Market and Fund Performance Overview
For the period from May 17, 2023, the fund’s inception, through February 29, 2024, the BNY Mellon Innovators ETF (the “fund”) produced a net asset value total return of 24.11%.
2
In comparison, the fund’s benchmark, the Russell 3000
®
Growth Index
(the “Index”), produced a total return of 33.05% for the same period.
3
Equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) paused its program of interest-rate hikes, and economic growth remained positive. The fund underperformed the Index largely due to overweight exposure to the lagging health care sector.
The Fund’s Investment Approach
The fund seeks long-term capital growth. To pursue its goal, the fund normally invests principally in equity securities of U.S. innovation-driven companies. The fund’s sub-
adviser, Newton Investment Management North America LLC (“NIMNA”), an
affiliate of BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), considers innovation-driven companies to be (i) leading edge companies that, through their intellectual property, provide ground-breaking and/or innovative products and services that can be disruptive and transformative to existing business models and practices and
(ii) business enterprises that are positively impacted by the transformation of their business models and practices through the use of such products or services. NIMNA employs a growth-oriented investment style in managing the fund’s portfolio and focuses on individual stock selection. NIMNA selects stocks for the fund by using fundamental research complemented by “thematic insights” to identify companies that it considers to have attractive investment characteristics, such as strong business models and competitive positions, attractive valuation, solid cash flows and balance sheets, high quality management and high sustainable earnings growth. The combination of fundamental research and thematic insights enables NIMNA to better understand the drivers and beneficiaries of innovation and disruption as well as structural headwinds and tailwinds for a company’s overall business. Thematic insights refer to overarching or recurring themes, trends or shifts that emerge from NIMNA’s research and analysis of global economic information.
Equities Gain Ground Despite Macroeconomic Concerns
Market sentiment proved strongly positive during the reporting period, with hopes for continued economic growth outweighing concerns regarding persistently high levels of inflation and the impact of central bank interest-rate hikes designed to curb inflation.
In May 2023, as the period began, U.S. inflation averaged 4.05% on an annualized basis, down from the 9.1% peak set in June 2022 but above the target of 2% set by

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
the Fed. The benchmark federal funds rate stood at 5.00%–5.25%, the highest level since 2007. During the period, inflation fell to near 3%, and the Fed raised rates by an additional 0.25%, with few, if any, additional increases expected by the market. In fact, in December 2023, the Fed signaled an increasing likelihood of rate cuts in 2024.
Although U.S. economic growth and corporate profits showed signs of moderating, indications remained broadly positive, supported by robust consumer spending, rising wages and low levels of unemployment. These encouraging economic trends eased concerns that high rates might tip the economy into a recession. Accordingly, while equity markets dipped or spiked in response to the economic news of the day, stocks trended higher on balance, largely driven by momentum factors among large-
cap issues, and further bolstered by the improving performance of value factors. The
Index reached several new record levels in January and February 2024, ending the period at an all-time high.
Health Care Positioning Detracts from Relative Performance
Given the prevailing environment of high interest rates and tightening credit conditions, the fund emphasized investments in well-capitalized companies with sufficient capital to finance operations. We identified a relatively large number of innovative companies meeting our investment criteria in the health care sector, many areas of which appeared well positioned to see increased revenue streams in the wake of the COVID-19 pandemic. However, health care stocks lagged the Index as investors flocked to mega-
cap, growth-oriented names with exposure to developments in artificial intelligence
(“AI”).
Many of the fund’s most significant underperforming health care holdings were in the equipment and supplies space, where shares in hemodialysis system maker
Outset Medical, Inc. declined sharply as the company faced a challenging product environment, and shares in sleep apnea treatment developer Inspire Medical Systems,
Inc. fell after the company provided disappointing guidance. The life sciences area also detracted materially from relative returns, due in part to declines in shares of gene sequencing company Illumina, Inc., which faced increasing competition and a gap in revenue related to new product introductions, and sequencing solutions provider
Pacific Biosciences of California, Inc., which reported disappointing revenues and underwhelming guidance.
Other sectors that detracted from relative return, though to a lesser extent than health care, included consumer discretionary and materials, largely due to stock selection.
In consumer discretionary, exercise equipment company Peloton Interactive, Inc.
lost ground due to disappointing corporate execution and changing post-pandemic exercise habits, while luxury fashion retailer Farfetch experienced negative impacts from slowing consumer spending. In materials, specialty chemicals producer Albemarle faced pressure from weak lithium prices and slowing sales due to oversupply.

5
On the positive side, the fund’s relative returns benefited from relatively strong individual stock selections in several sectors. In consumer staples, shares in energy drink maker
Celsius Holdings, Inc. rose on the company’s accelerating growth, while holdings in pet food company Freshpet, Inc. benefited from the company’s strong volume gains, better-than-expected profits and solid outlook. In information technology, although underweight sector exposure detracted from relative returns, overweight exposure to
AI-related semiconductor maker NVIDIA Corp. strongly bolstered performance. In finance, shares in alternative asset manager Ares Management Corp. gained ground in the prevailing environment of rising interest rates and tightening banking conditions, while commerce and payments services provider Block, Inc. benefited from the institutionalization of cryptocurrencies.
Maintaining a Cautiously Optimistic Outlook
While the U.S. economy has performed well of late despite high interest rates, we believe wage inflation remains a cause for concern, with potential to spark a second wave of inflation, which—along with the resilience of the economy—may prompt the
Fed to delay rate cuts longer than the market expects. Nevertheless, we continue to find attractive, innovation-driven investment opportunities, particularly in the health care sector, where advances in genomics and AI are accelerating drug discovery and device development. Accordingly, as of February 29, 2024, the fund holds significantly overweight exposure to health care, with an emphasis on biotechnology. The fund also holds more moderately overweight exposure to the real estate, consumer staples and energy sectors. Conversely, as of the same date, the fund holds significantly underweight exposure to the information technology sector, where innovation remains an important driver, but where valuations appear higher than warranted by fundamentals. The fund also holds underweight exposure to the consumer discretionary sector, and zero exposure to industrials.
March 15, 2024
1
The inception date is the first date the fund was available on The NASDAQ Stock Market LLC.
2
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
3
Source: Lipper Inc. — The Russell 3000
®
Growth Index measures the performance of the broad growth segment of the
U.S. equity universe. It includes those Russell 3000
®
companies with relatively higher price-to-book ratios, higher forecasted growth rates and higher sales per share historical growth. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Small and midsized company stocks tend to be more volatile and less liquid than larger company stocks as these companies are less established and have more volatile earnings histories.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

FUND PERFORMANCE
(Unaudited)
7
Comparison of change in value of a $10,000 investment in BNY Mellon Innovators ETF with a hypothetical investment of $10,000 in the Russell 3000
®
Growth Index (the “Index”).
†
Source: FactSet
††
The inception date is the first date the fund was available on The NASDAQ Stock Market LLC.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Innovators ETF on 5/17/23 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with relatively higher price-to-book ratios, higher forecasted growth rates and higher sales per share historical growth. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. An investor cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of February 29, 2024
Inception Date
††
From Inception
BNY Mellon Innovators ETF
Net Asset Value Return 5/17/23 24.11%
Market Price Return 5/17/23 23.92%
Russell 3000
®
Growth Index 5/17/23 33.05%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in the fund from September 1, 2023 to February 29, 2024. The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses.
You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended February 29, 2024
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended February 29, 2024. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value ($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,148.90 1,022.38 2.67 2.51 0.50

STATEMENT OF INVESTMENTS
February 29, 2024
9
Description Shares Value ($)
Common Stocks – 98.4%
Consumer Discretionary Distribution & Retail – 0.4%
Chewy, Inc., Class A
(a)
3,352 59,129
Consumer Durables & Apparel – 3.8%
Garmin Ltd. 741 101,776
Lululemon Athletica, Inc.
(a)
618 288,662
Peloton Interactive, Inc., Class A
(a)
31,932 144,333
534,771
Consumer Services – 3.3%
Airbnb, Inc., Class A
(a)
1,579 248,644
DraftKings, Inc., Class A
(a)
4,986 215,994
464,638
Energy – 2.9%
Cactus, Inc., Class A 8,718 400,156
Financial Services – 5.3%
Ares Management Corp., Class A 2,865 379,985
Block, Inc., Class A
(a)
4,531 360,078
740,063
Food, Beverage & Tobacco – 6.3%
Celsius Holdings, Inc.
(a)
4,199 342,722
Freshpet, Inc.
(a)
3,557 402,048
Vital Farms, Inc.
(a)
7,677 137,956
882,726
Health Care Equipment & Services – 13.4%
Align Technology, Inc.
(a)
978 295,767
DexCom, Inc.
(a)
3,478 400,213
Inspire Medical Systems, Inc.
(a)
1,376 246,359
Intuitive Surgical, Inc.
(a)
740 285,344
iRhythm Technologies, Inc.
(a)
1,549 183,789
Outset Medical, Inc.
(a)
8,504 26,788
Privia Health Group, Inc.
(a)
6,722 150,035
PROCEPT BioRobotics Corp.
(a)(b)
1,103 53,319
TransMedics Group, Inc.
(a)
2,805 228,888
1,870,502
Media & Entertainment – 12.0%
Alphabet, Inc., Class C
(a)
4,692 655,848
Liberty Media Corp.-Liberty Formula One, Class C
(a)
3,079 224,028
Netflix, Inc.
(a)
838 505,247
Trade Desk, Inc. (The), Class A
(a)
3,446 294,392
1,679,515
Pharmaceuticals, Biotechnology & Life Sciences – 23.8%
10X Genomics, Inc., Class A
(a)
3,254 151,767
Alnylam Pharmaceuticals, Inc.
(a)
1,180 178,286
Ascendis Pharma A/S, ADR
(a)
2,517 371,912
BioMarin Pharmaceutical, Inc.
(a)
3,089 266,519

STATEMENT OF INVESTMENTS
(continued)
10
Description Shares Value ($)
Common Stocks – 98.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 23.8% (continued)
Crinetics Pharmaceuticals, Inc.
(a)
2,873 117,621
Cytokinetics, Inc.
(a)
1,580 114,139
Denali Therapeutics, Inc.
(a)
5,750 113,735
Illumina, Inc.
(a)
1,732 242,186
Insmed, Inc.
(a)
12,284 340,512
Keros Therapeutics, Inc.
(a)
2,467 166,523
Natera, Inc.
(a)
2,075 179,467
Pacific Biosciences of California, Inc.
(a)(b)
22,182 122,666
Repligen Corp.
(a)
1,489 288,851
Sarepta Therapeutics, Inc.
(a)
1,781 227,790
Twist Bioscience Corp.
(a)
8,782 345,045
Xenon Pharmaceuticals, Inc.
(a)
1,946 91,851
3,318,870
Real Estate Management & Development – 4.0%
CoStar Group, Inc.
(a)
6,347 552,379
Semiconductors & Semiconductor Equipment – 10.7%
NVIDIA Corp. 1,889 1,494,426
Software & Services – 12.5%
DoubleVerify Holdings, Inc.
(a)
5,971 184,444
Dynatrace, Inc.
(a)
4,844 240,020
MongoDB, Inc., Class A
(a)
605 270,786
Shopify, Inc., Class A
(a)
3,752 286,540
Snowflake, Inc., Class A
(a)
2,152 405,179
Twilio, Inc., Class A
(a)
5,935 353,667
1,740,636
Total Common Stocks (cost $11,139,748) 13,737,811
Investment Companies – 1.6%
Registered Investment Companies – 1.6%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.28%
(c)(d)
(cost $228,888) 228,888 228,888
Investment of Cash Collateral for Securities Loaned – 1.3%
Registered Investment Companies – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.28%
(c)(d)
(cost $180,158) 180,158 180,158
Total Investments (cost $11,548,794) 101.3% 14,146,857
Liabilities, Less Cash and Receivables (1.3)% (183,985)
Net Assets 100.0% 13,962,872
ADR—American Depositary Receipt
(a)
Non-income producing security.

11
See Notes to Financial Statements
(b)
Security, or portion thereof, on loan. At February 29, 2024, the value of the fund’s securities on loan was $174,178 and the value of the collateral was $180,158, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)
The rate shown is the 1-day yield as of February 29, 2024.
Portfolio Summary (Unaudited)
†
Value (%)
Health Care 37.2
Information Technology 23.2
Communication Services 12.0
Consumer Discretionary 7.5
Consumer Staples 6.3
Financials 5.3
Real Estate 4.0
Registered Investment Companies 2.9
Energy 2.9
101.3
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended February 29,
2024 are as follows:
Description
Value ($)
5/18 /23
1
Purchases ($)
2
Sales ($)
Value ($)
2/29/24
Dividends/
Distributions ($)
Investment Companies – 1.6%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 978,889 (750,001) 228,888 4,940
Investment of Cash Collateral for Securities Loaned – 1.3%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 554,757 (374,599) 180,158 41
3
Total – 2.9% — 1,533,646 (1,124,600) 409,046 4,981
1
Commencement of operations.
2
Includes reinvested dividends/distributions.
3
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2024
12
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan, valued
at $174,178)—Note 2(b): –
Unaffiliated issuers 11,139,748 13,737,811
Affiliated issuers 409,046 409,046
Dividends receivable 1,564
Securities lending income receivable 37
14,148,458
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 5,428
Liability for securities on loan—Note 2(b ) 180,158
185,586
Net Assets ($) 13,962,872
Composition of Net Assets ($):
Paid-in capital 11,404,422
Total distributable earnings (loss) 2,558,450
Net Assets ($) 13,962,872
Shares outstanding no par value (unlimited shares
authorized): 450,001
Net asset value per share 31.03
Market price per share 30.98

STATEMENT OF OPERATIONS
For the Period from May 18, 2023 (commencement of operations) to February 29,
2024
13
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 9,399
Affiliated issuers 4,940
Income from securities lending—Note 2(b ) 41
Total Income 14,380
Expenses:
Management fee—Note 3(a) 43,509
Total Expenses 43,509
Net Investment (Loss) (29,129)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (20,599)
Net change in unrealized appreciation (depreciation) on investments 2,598,063
Net Realized and Unrealized Gain (Loss) on Investments 2,577,464
Net Increase from Payment by Affiliate—Note 6 3,973
Net Increase (Decrease) in Net Assets Resulting from Operations 2,552,308

STATEMENT OF CHANGES IN NET ASSETS
14
See Notes to Financial Statements
For the Period from
May 18, 2023
(a)
to
February 29, 2024
Operations ($):
Net investment (loss) (29,129)
Net realized gain (loss) on investments (20,599)
Net change in unrealized appreciation (depreciation) on investments 2,598,063
Net Increase from Payment by Affiliate—Note 6 3,973
Net Increase (Decrease) in Net Assets Resulting from Operations 2,552,308
Beneficial Interest Transactions ($):
Proceeds from shares sold 11,410,535
Transaction fees—Note 5 29
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 11,410,564
Total Increase (Decrease) in Net Assets 13,962,872
Net Assets ($):
Beginning of Period —
End of Period 13,962,872
Changes in Shares Outstanding:
Shares sold 450,001
Net Increase (Decrease) in Shares Outstanding 450,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
15
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
May 18, 2023
(a)
to
February 29, 2024
Per Share Data ($):
Net asset value, beginning of period 25.00
Investment Operations:
Net investment (loss)
(b)
(0.07)
Net realized and unrealized gain (loss) on investments 6.09
Payment by Affiliate
(c)
0.01
Total from Investment Operations 6.03
Transaction fees
(b)
0.00
(d)
Net asset value, end of period 31.03
Market price, end of period 30.98
Net Asset Value Total Return (%)
(e)
24.11
(f)
Market Price Total Return (%)
(e)
23.92
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.50
(g)
Ratio of net investment (loss) to average net assets (0.33)
(g)
Portfolio Turnover Rate
(h)
12.39
Net Assets, end of period ($ x 1,000) 13,963
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The total return for the fund was not materially impacted by the reimbursement to the fund for fund losses relating to trade processing error. See Note 6.
(d)
Amount represents less than $0.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on The NASDAQ Stock
Market LLC.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
16
NOTE 1—Organization:
BNY Mellon Innovators ETF (the “fund”) is a separate non-diversified series of BNY
Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of thirteen series, including the fund. The fund had no operations until May
18, 2023 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek long-
term capital growth. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY
Mellon”), serves as the fund’s investment adviser. Newton Investment Management
North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-
adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Effective May 31, 2023, the Sub-Adviser entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of the Sub-Adviser and the Adviser. NIM is also an affiliate of the
Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V 4LA, England,
was formed in 1978. NIM is an indirect subsidiary of BNY Mellon.
The shares of the fund are referred to herein as “Shares” or “Fund’s Shares.” The
Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value
(“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a
“Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the The
NASDAQ Stock Market LLC., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund
(ask).

17
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS
(continued)
18
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of February 29, 2024 in valuing the fund’s investments:

19
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of
Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction.
Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period from
May 18, 2023 (commencement of operations) to February 29, 2024, BNY Mellon earned $6 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and
Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the
Statement of Assets and Liabilities. As of February 29, 2024, the fund had securities
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 13,737,811 — — 13,737,811
Investment Companies 228,888 — — 228,888
Investment of Cash
Collateral for Securities
Loaned 180,158 — — 180,158
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
(c) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Innovation-Driven Company Risk: There can be no assurance that a company identified as an innovation-driven company by NIMNA will ultimately introduce or benefit from a new product or service or that such product or service may not be significantly delayed or have the affect NIMNA anticipated. The returns on a portfolio of securities that are viewed by NIMNA as innovation-driven companies may trail the returns of a portfolio that is not limited to securities of innovation-driven companies. Investing only in securities of innovation-driven companies may affect the fund’s exposure to certain types of investments and may adversely impact the fund’s performance depending on whether such investments are in or out of favor in the market.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity
Assets ($) Liabilities ($)
Securities Lending 174,178 —
Total gross amount of assets and
liabilities in the Statement of Assets
and Liabilities 174,178 —
Collateral (received)/posted not offset in
the Statement of Assets and Liabilities (174,178)
†
—
Net Amount — —
†
The value of the related collateral received by the fund normally exceeded the value of the securities loaded by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding the collateral received for open securities lending.

21
providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Non-Diversification Risk: Because the fund is non-diversified, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 29, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended February 29, 2024, the fund did not incur any interest or penalties.
The tax year in the period ended February 29, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At February 29, 2024, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $20,599 and unrealized appreciation $2,587,208. In addition, the fund had $8,159 of late year ordinary losses deferred for tax purposes to the first day of the following fiscal year.

NOTES TO FINANCIAL STATEMENTS
(continued)
22
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to
February 29, 2024. The fund has $20,599 of short-term capital losses which can be carried forward for an unlimited period.
The fund had no distributions paid to shareholders during the fiscal year ended
February 29, 2024.
During the period ended February 29, 2024, as a result of permanent book to tax differences, the fund increased total distributable earnings by $10,115 and decreased paid-in capital by the same amount. These permanent book to tax differences are primarily due to the tax treatment for net operating losses. Net assets and net asset value per share were not affected by these reclassifications.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.50% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended February 29, 2024, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The

23
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.25%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $5,428.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended February 29,
2024, amounted to $1,447,143 and $1,367,460, respectively.
At February 29, 2024, the cost of investments for federal income tax purposes was
$11,559,649; accordingly, accumulated net unrealized appreciation on investments for federal income tax purposes was $2,587,208, consisting of gross appreciation of
$3,360,413 and gross depreciation of $773,205.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The

NOTES TO FINANCIAL STATEMENTS
(continued)
24
value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of February 29, 2024, MBC Investments Corporation, a wholly-
owned subsidiary of BNY Mellon, held 379,401 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended February 29, 2024, the fund had in-kind transactions associated with creations of $11,085,519 and redemptions of $0.
NOTE 6—Payment from Affiliate:
During the period ended February 29, 2024, the fund was reimbursed $3,973 by BNY
Mellon for fund losses relating to a trade processing error. The error occurred on May
16, 2023 and had an immaterial impact to the NAV and total return of the fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
25
To the Shareholders and the Board of Trustees of BNY Mellon Innovators ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Innovators ETF
(the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of February 29, 2024, and the related statements of operations, changes in net assets, and the financial highlights for the period from May 18, 2023 (commencement of operations) through February 29, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at February
29, 2024, the results of its operations, the changes in its net assets and its financial highlights for the period from May 18, 2023 (commencement of operations) through February 29, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB")
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February
29, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
April 19, 2024

IMPORTANT TAX INFORMATION
(Unaudited)
26
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 29, 2024:
For federal tax purposes the fund hereby reports 0.00% of ordinary income dividends paid during the fiscal year ended February 29, 2024 as qualified dividend income.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
27
The funds of the Trust have adopted a liquidity risk management program (the
“Program”) pursuant to the requirements of Rule 22e-4 under the Investment
Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed
BNY Mellon ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its November 2023 meeting, the Board received a written report prepared by the Program Administrator, for the period October 1, 2022 to
September 30, 2023, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited) (continued)
28
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 31, 2022 to September 30, 2023, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
29
J. Charles Cardona (68)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon Family of Funds, Interested Director (2014-2018), Independent Director
(2019-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 35, including 19 managed by an affiliate of the Adviser
Kristen M. Dickey (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 13
F. Jack Liebau, Jr. (60)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present) and Chairman of Board
(2016 – Present)
STRATTEC Security Corp., an automotive power and security solutions company, Director
(2023 – Present) and Chairman of Board (2024 – Present)
No. of Portfolios for which Board Member Serves: 13
Jill I. Mavro (51)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at Ecoban Securities, LLC, a financial technology consulting company
(since 2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 13

30
BOARD MEMBERS INFORMATION
(Unaudited) (continued)
INDEPENDENT BOARD MEMBERS
Kevin W. Quinn (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 13
Stacy L. Schaus (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 13
The address of the Board Members and Officers is c/o BNY Mellon ETF Investment Adviser, LLC, 240
Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
31
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. since February 2021;
Head of North America Distribution, BNY
Mellon Investment Management since February
2023; Head of North America Product, BNY
Mellon Investment Management from January
2018 to February 2023. He is an officer of
53 investment companies (comprised of 99
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 46 years old and
has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNY Mellon Investment
Adviser, Inc. and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 54 investment companies
(comprised of 117 portfolios) managed by the
Adviser or an affiliate of the Adviser.  He is 55
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Director of BNY Mellon Investment Adviser,
Inc. since February 2023; Vice President of
BNY Mellon Investment Adviser, Inc. since
September 2020; and Director – BNY Mellon
Fund Administration.  He is an officer of 54
investment companies (comprised of 117
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 65 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; and Managing Counsel
of BNY Mellon from December 2017 to
September 2021.  She is an officer of 54
investment companies (comprised of 117
portfolios) managed by the Adviser or an
affiliate of the Adviser.  She is 48 years old and
has been an employee of BNY Mellon since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon
since December 2019; Managing Counsel of
BNY Mellon from April 2014 to December
2019; and Secretary of BNY Mellon Investment
Adviser, Inc. He is an officer of 54 investment
companies (comprised of 117 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 57 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since December
1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; and Counsel of BNY Mellon
from August 2018 to December 2021. She is an
officer of 54 investment companies (comprised
of 117 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 32 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 54 investment companies
(comprised of 117 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 58
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.

OFFICERS OF THE TRUST
(Unaudited) (continued)
32
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019; and
Regulatory Administration Manager at BNY
Mellon Investment Management Services from
September 2018 to May 2019. She is an officer
of 54 investment companies (comprised of
117 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 38 years old and
has been an employee of BNY Mellon since
June 2012.
JOANNE SKERRETT, Vice President and
Assistant Secretary since March 2023.
Managing Counsel of BNY Mellon since June
2022; and Senior Counsel with the Mutual
Fund Directors Forum, a leading funds industry
organization, from 2016 to June 2022.  She is an
officer of 54 investment companies (comprised
of 117 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 51 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 2022.
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Distribution, BNY Mellon Investment
Management since January 2018; Executive Vice
President of North America Product, BNY
Mellon Investment Management since April
2023; and Senior Vice President, Development
& Oversight of North America Product, BNY
Mellon Investment Management from 2010 to
March 2023. He is an officer of 53 investment
companies (comprised of 99 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 54 years old and has been an
employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Vice President of BNY Mellon Investment
Adviser, Inc. since December 2022; Head
of Product Management of North America
Distribution, BNY Mellon Investment
Management since January 2018; Executive
Vice President of North America Product,
BNY Mellon Investment Management since
April 2023, and Senior Vice President of North
America Product, BNY Mellon Investment
Management from 2010 to March 2023. He
is an officer of 53 investment companies
(comprised of 99 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is
47 years old and has been an employee of the
Distributor since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager-BNY Mellon Fund
Administration. He is an officer of 54
investment companies (comprised of 117
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 117
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 117
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.

33
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of
BNY Mellon ETF Investment Adviser, LLC;
Managing Counsel of BNY Mellon from
December 2019 to August 2021; Counsel of
BNY Mellon from May 2016 to December
2019; and Assistant Secretary of BNY Mellon
Investment Adviser, Inc. from April 2018 to
August 2021. She is an officer of 54 investment
companies (comprised of 117 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 38 years old and has been an
employee of BNY Mellon since May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 47 investment companies (comprised of
110 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 55 years old and
has been an employee of the Distributor since
1997.

For More Information
2024 BNY Mellon Securities Corporation
4867AR0224
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management North
America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Innovators ETF BKIV

BNY Mellon ETF Trust
ANNUAL REPORT February 29, 2024
BNY Mellon Women’s Opportunities ETF
IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND
SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in
Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor.

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 7
Understanding Your Fund’s Expenses 8
Statement of Investments 9
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 25
Important Tax Information 26
Liquidity Risk Management Program 27
Board Members Information 29
Officers of the Trust 31
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)

For the period from May 17, 2023, the fund’s inception
1
, through February 29, 2024, as provided
by Karen Behr and Julianne McHugh, portfolio managers employed by the fund’s sub-adviser, Newton
Investment Management North America, LLC.
Market and Fund Performance Overview
For the period from May 17, 2023, the fund’s inception, through February 29, 2024, the BNY Mellon Women’s Opportunities ETF (the “fund”) produced a net asset value total return of 26.36%.
2
In comparison, the fund’s benchmark, the S&P 500
®
Index
(the “Index”), produced a total return of 24.78% for the same period.
3
Equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) paused its program of interest-rate hikes, and economic growth remained positive. The fund outperformed the Index largely due to relatively strong stock selection in the industrials and consumer discretionary sectors.
The Fund’s Investment Approach
The fund seeks long-term capital growth. To pursue its goal, the fund normally invests in equity securities of U.S. companies that in the view of Newton Investment
Management North America LLC (“NIMNA”), an affiliate of BNY Mellon ETF
Investment Adviser, LLC (the “Adviser”), demonstrate attractive financial attributes and promote “Women’s Opportunities.”
NIMNA defines “Women’s Opportunities” as opportunities that enhance the professional development and advancement of women and/or the ability of women to meet their work or other personal life responsibilities and needs. NIMNA considers companies that promote Women’s Opportunities to be companies that demonstrate gender equitable practices in the workplace and/or that provide products or services that NIMNA believes enhance the ability of women to meet their work or other personal life responsibilities and needs. NIMNA utilizes fundamental research and analysis to select investments that NIMNA believes possess a favorable combination of qualitative and quantitative metrics relating to Women’s Opportunities.
Equities Advance Despite Macroeconomic Concerns
Market sentiment proved strongly positive during the reporting period. Hopes for continued economic growth outweighed concerns regarding persistently high levels of inflation and the need for central bank interest-rate hikes to curb inflation. In May 2023, as the period began, U.S. inflation averaged 4.05% on an annualized basis, down from the 9.1% peak set in June 2022, but above the target 2% set by the Fed. The benchmark federal funds rate stood at 5.00%-5.25%, the highest level since 2007. During the period, inflation fell to near 3%, and the Fed raised rates by an additional 0.25% with few, if any additional increases expected by the market. In fact, in December 2023, the
Fed signaled an increasing likelihood of rate cuts in 2024. Although U.S. economic growth and corporate profits showed signs of moderating, indications remained

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)

broadly positive, supported by robust consumer spending, rising wages and low levels of unemployment. These encouraging economic trends eased concerns that high rates might tip the economy into a recession. Accordingly, while equity markets dipped or spiked in response to the economic news of the day, stocks trended higher on balance, largely driven by momentum factors among large-cap issues, and further bolstered by the improving performance of value factors. The Index reached new record levels in late January and February 2024, ending the period at an all-time high.
Stock Selection Bolsters Relative Performance
Relative to the Index, the fund’s performance was enhanced by stock selection in the industrials and consumer discretionary sectors. Within industrials, Uber Technologies,
Inc., Trane Technologies PLC and Caterpillar, Inc. drove relative returns. Uber
Technologies, Inc., a ridesharing and delivery company, reported a solid quarter as driver costs continued to normalize and end markets recovered. The company also continued to build out complementary businesses highlighting developments in delivery and advertising which supported recent performance and contributes to their long term outlook. Trane Technologies PLC, a heating, ventilation and air conditioning
(HVAC) company, benefited from continued corporate investment in industrial HVAC system installations. Given the energy reduction associated with updating older systems, companies continued to spend on these products. Increasing infrastructure spend provided a further tailwind for Trane Technologies PLC and supported
Caterpillar, Inc., a construction equipment maker, as well. In consumer discretionary, top positive contributors included online retailer Amazon.com, Inc. and childcare and education services provider Bright Horizons Family Solutions, Inc. Amazon.com,
Inc. delivered solid performance, capitalizing on earlier investments in its distribution network and growing business demand for Amazon Web Services. Bright Horizons
Family Solutions, Inc. benefited from increased enrollment at their centers coupled with a positive outlook for utilization rates at backup-care centers as parents reap the benefits of opportunities to stay fully engaged within the workforce. Other notably strong contributors to performance included pharmaceutical company Eli Lilly & Co., which saw strong demand for their new obesity drugs, and financial software developer
Intuit, Inc. Performance relative to the Index further benefited from the fund’s lack of exposure to consumer electronics maker Apple and electronic vehicle company
Tesla, both of which lagged during the period. From an industry perspective, top performing industries included technology, hardware, storage and peripherals, ground transportation, and pharmaceuticals.
With respect to detractors, investments in consumer staples and healthcare weighed on the fund’s relative returns. Notable detractors included cosmetics and personal care products maker The Estée Lauder Companies (“Estée Lauder”) . Estée Lauder encountered headwinds this past year related to softness in the company’s key Chinese market.
Concerns regarding the duration of this Chinese consumer slowdown prompted the fund to sell its position. Illumina, Inc. shares were hurt by sector-wide biotechnology funding softness, a marked reduction in Chinese health care capital expenditure spending, as well as disruption associated with a new product launch; however, we view these issues as transient and remain constructive around the firm’s long term outlook.
Returns were impacted by the fund’s underweight to semiconductor maker NVIDIA
Corp. early in the reporting period, although notably the underweight was closed.
Industries that materially detracted from relative returns included semiconductors, personal care products and life science tools.
Focusing on Companies Positioned to Navigate the Changing
Landscape
Thus far, tighter monetary policy and financial conditions appear to have been absorbed by investors without significant disruption to global financial markets. Economic conditions also appear to have been more resilient than anticipated, and soft-landing conditions appear in prospect. However, inflation continues to be stickier than hoped for, which is acting as a brake on the ability of central banks to cut interest rates. A higher-for-longer rates scenario may yet give investors pause for thought.
Geopolitics, ongoing conflicts, trade wars and China’s recovery from economic malaise all have the potential to have a disruptive influence on economies and markets over the short term. Nonetheless, we continue to see attractive long-term investment opportunities given the structural demand trends that remain in place. Following a period during which Index performance was dominated by a handful of stocks, we expect that careful selection will be central to effective portfolio positioning in the coming months. Given the body of data supporting higher returns at companies that invest in and nurture gender diversity and employee satisfaction, we believe companies that work to level the playing field can generate more resilient returns regardless of the economic backdrop. As such, we remain focused on identifying those companies that promote gender diversity with the objective of generating long term capital growth for our clients.
March 15, 2024
1
The inception date is the first date the fund was available on The NASDAQ Stock Market LLC.
2
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
3
Source: Lipper Inc. — The S&P 500
®
Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.
Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)

market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon Women’s Opportunities ETF with a hypothetical investment of $10,000 in the S&P 500
®
Index (the “Index”).
†
Source: Lipper Inc.
††
The inception date is the first date the fund was available on The NASDAQ Stock Market LLC.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Women’s Opportunities ETF on
5/17/23 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of February 29, 2024
Inception Date
††
From Inception
BNY Mellon Women’s Opportunities ETF
Net Asset Value Return 5/17/23 26.36%
Market Price Return 5/17/23 26.53%
S&P 500
®
Index 5/17/23 24.78%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in the fund from September 1, 2023 to February 29, 2024. The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses.
You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended February 29, 2024
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended February 29, 2024. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value ($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,177.80 1,022.38 2.71 2.51 0.50

STATEMENT OF INVESTMENTS
February 29, 2024

Description Shares Value ($)
Common Stocks – 99.1%
Banks – 5.5%
Bank of America Corp. 4,582 158,171
First Horizon Corp. 7,739 109,120
JPMorgan Chase & Co. 2,252 419,007
686,298
Capital Goods – 3.0%
Caterpillar, Inc. 420 140,263
Trane Technologies PLC 848 239,111
379,374
Commercial & Professional Services – 0.7%
Veralto Corp. 1,031 89,099
Consumer Discretionary Distribution & Retail – 6.0%
Amazon.com, Inc.
(a)
4,280 756,533
Consumer Durables & Apparel – 1.4%
Lululemon Athletica, Inc.
(a)
390 182,165
Consumer Services – 2.6%
Bright Horizons Family Solutions, Inc.
(a)
2,826 324,594
Energy – 3.5%
ConocoPhillips 1,012 113,890
Occidental Petroleum Corp. 2,773 168,072
Schlumberger NV 3,384 163,549
445,511
Financial Services – 4.1%
Block, Inc., Class A
(a)
1,784 141,774
Mastercard, Inc., Class A 784 372,212
513,986
Food, Beverage & Tobacco – 1.7%
PepsiCo, Inc. 1,288 212,958
Health Care Equipment & Services – 8.7%
Addus HomeCare Corp.
(a)
1,152 106,307
Boston Scientific Corp.
(a)
4,676 309,598
Centene Corp.
(a)
2,400 188,232
Cooper Cos., Inc. (The) 1,652 154,627
Hologic, Inc.
(a)
1,816 134,021
Progyny, Inc.
(a)
5,520 201,590
1,094,375
Household & Personal Products – 1.5%
Procter & Gamble Co. (The) 1,165 185,165

STATEMENT OF INVESTMENTS
(continued)

Description Shares Value ($)
Common Stocks – 99.1% (continued)
Insurance – 2.3%
Progressive Corp. (The) 1,537 291,354
Materials – 0.9%
Constellium SE
(a)
5,856 113,548
Media & Entertainment – 5.8%
Meta Platforms, Inc., Class A 976 478,367
Pinterest, Inc., Class A
(a)
3,204 117,586
Walt Disney Co. (The) 1,248 139,252
735,205
Pharmaceuticals, Biotechnology & Life Sciences – 10.3%
AbbVie, Inc. 2,248 395,761
Alnylam Pharmaceuticals, Inc.
(a)
480 72,523
Avantor, Inc.
(a)
5,402 133,105
Eli Lilly & Co. 452 340,663
Illumina, Inc.
(a)
1,352 189,050
Zoetis, Inc., Class A 868 172,151
1,303,253
Real Estate Management & Development – 1.2%
CoStar Group, Inc.
(a)
1,779 154,826
Semiconductors & Semiconductor Equipment – 9.9%
Applied Materials, Inc. 1,335 269,163
Micron Technology, Inc. 1,757 159,202
NVIDIA Corp. 876 693,021
Texas Instruments, Inc. 756 126,501
1,247,887
Software & Services – 23.0%
Accenture PLC, Class A 761 285,208
Akamai Technologies, Inc.
(a)
1,517 168,266
DoubleVerify Holdings, Inc.
(a)
3,869 119,513
HubSpot, Inc.
(a)
470 290,841
Intuit, Inc. 496 328,793
Microsoft Corp. 2,496 1,032,445
PTC, Inc.
(a)
658 120,421
Shopify, Inc., Class A
(a)
4,488 342,749
Workday, Inc., Class A
(a)
720 212,155
2,900,391
Transportation – 5.6%
FedEx Corp. 1,104 274,863
Uber Technologies, Inc.
(a)
5,337 424,291
699,154
Utilities – 1.4%
Exelon Corp. 4,896 175,473
Total Common Stocks (cost $9,830,350) 12,491,149

See Notes to Financial Statements
Description Shares Value ($)
Investment Companies – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.28%
(b)(c)
(cost $107,148) 107,148 107,148
Total Investments (cost $9,937,498) 100.0% 12,598,297
Cash and Receivables (Net) 0.0% 4,458
Net Assets 100.0% 12,602,755
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of February 29, 2024.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 32.9
Health Care 19.0
Financials 11.9
Consumer Discretionary 10.0
Industrials 9.3
Communication Services 5.8
Energy 3.5
Consumer Staples 3.2
Utilities 1.4
Real Estate 1.2
Materials 0.9
Registered Investment Companies 0.9
100.0
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended February 29,
2024 are as follows:
Description
Value ($)
5/18 /23
1
Purchases ($)
2
Sales ($)
Value ($)
2/29/24
Dividends/
Distributions ($)
Investment Companies – 0.9%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 678,416 (571,268) 107,148 6,410
Total – 0.9% — 678,416 (571,268) 107,148 6,410
1
Commencement of operations.
2
Includes reinvested dividends/distributions.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2024

See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 9,830,350 12,491,149
Affiliated issuers 107,148 107,148
Dividends receivable 9,169
Tax reclaim receivable—Note 2(b) 178
12,607,644
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 4,889
4,889
Net Assets ($) 12,602,755
Composition of Net Assets ($):
Paid-in capital 10,000,029
Total distributable earnings (loss) 2,602,726
Net Assets ($) 12,602,755
Shares outstanding no par value (unlimited shares
authorized): 400,001
Net asset value per share 31.51
Market price per share 31.55

STATEMENT OF OPERATIONS
For the Period from May 18, 2023 (commencement of operations) to February 29,
2024
13
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $159 foreign taxes withheld at source):
Unaffiliated issuers 78,673
Affiliated issuers 6,410
Total Income 85,083
Expenses:
Management fee—Note 3(a) 42,577
Total Expenses 42,577
Net Investment Income 42,506
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (70,123)
Net change in unrealized appreciation (depreciation) on investments 2,660,799
Net Realized and Unrealized Gain (Loss) on Investments 2,590,676
Net Increase (Decrease) in Net Assets Resulting from Operations 2,633,182

STATEMENT OF CHANGES IN NET ASSETS

See Notes to Financial Statements
For the Period from
May 18, 2023
(a)
to
February 29, 2024
Operations ($):
Net investment income 42,506
Net realized gain (loss) on investments (70,123)
Net change in unrealized appreciation (depreciation) on investments 2,660,799
Net Increase (Decrease) in Net Assets Resulting from Operations 2,633,182
Distributions ($):
Distributions to shareholders (30,456)
Beneficial Interest Transactions ($):
Proceeds from shares sold 10,000,025
Transaction fees—Note 5 4
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 10,000,029
Total Increase (Decrease) in Net Assets 12,602,755
Net Assets ($):
Beginning of Period —
End of Period 12,602,755
Changes in Shares Outstanding:
Shares sold 400,001
Net Increase (Decrease) in Shares Outstanding 400,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
May 18, 2023
(a)
to
February 29, 2024
Per Share Data ($):
Net asset value, beginning of period 25.00
Investment Operations:
Net investment income
(b)
0.11
Net realized and unrealized gain (loss) on investments 6.48
Total from Investment Operations 6.59
Distributions: –
Dividends from net investment income (0.08)
Transaction fees
(b)
0.00
(c)
Net asset value, end of period 31.51
Market price, end of period 31.55
Net Asset Value Total Return (%)
(d)
26.36
(e)
Market Price Total Return (%)
(d)
26.53
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.50
(f)
Ratio of net investment income to average net assets 0.50
(f)
Portfolio Turnover Rate
(g)
24.71
Net Assets, end of period ($ x 1,000) 12,603
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on The NASDAQ Stock
Market LLC.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Organization:
BNY Mellon Women's Opportunities ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of thirteen series, including the fund. The fund had no operations until May 18, 2023 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek long-term capital growth. BNY Mellon ETF Investment
Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York
Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton
Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”),
an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of
BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Effective May 31, 2023, the Sub-Adviser entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of the Sub-Adviser and the Adviser. NIM is also an affiliate of the
Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V 4LA, England,
was formed in 1978. NIM is an indirect subsidiary of BNY Mellon.
The shares of the fund are referred to herein as “Shares” or “Fund’s Shares.” The
Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value
(“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a
“Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the The
NASDAQ Stock Market LLC., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund
(ask).

NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS
(continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of February 29, 2024 in valuing the fund’s investments:

Fair Value Measurements
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 29, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Investment Theme Risk: The fund’s incorporation of Women’s Opportunities considerations into its investment approach may cause the fund to make different investments than funds that invest principally in equity securities but do not incorporate
Women’s Opportunities considerations when selecting investments. Under certain
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 12,491,149 — — 12,491,149
Investment Companies 107,148 — — 107,148
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)

economic conditions, this could cause the fund to underperform funds that do not incorporate Women’s Opportunities considerations. For example, the incorporation of
Women’s Opportunities considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of Women’s Opportunities considerations may also affect the fund’s exposure to certain sectors and/or types of investments and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIMNA’s security selection process incorporates Women’s
Opportunities data provided by third parties, which may be limited for certain issuers and/or only take into account one or a few Women’s Opportunities related components. In addition, Women’s Opportunities data may include quantitative and/
or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide Women’s
Opportunities data. Women’s Opportunities data from third parties used by NIMNA as part of its process often lacks standardization, consistency and transparency, and for certain issuers such data may not be available complete or accurate. NIMNA’s evaluation of Women’s Opportunities factors relevant to a particular issuer may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate Women’s Opportunities data from other sources or utilize other methodologies.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Non-Diversification Risk: Because the fund is non-diversified, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 29, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended February 29, 2024, the fund did not incur any interest or penalties.
The tax year in the period ended February 29, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At February 29, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $11,386, accumulated capital losses $69,408, and unrealized appreciation $2,660,748.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to
February 29, 2024. The fund has $69,408 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
February 29, 2024 was as follows: ordinary income $30,456.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.50% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings,

NOTES TO FINANCIAL STATEMENTS
(continued)

fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended February 29, 2024, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.25%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $4,889.

(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended February 29,
2024, amounted to $2,816,265 and $2,652,946, respectively.
At February 29, 2024, the cost of investments for federal income tax purposes was
$9,937,549; accordingly, accumulated net unrealized appreciation on investments for federal income tax purposes was $2,660,748, consisting of gross appreciation of
$2,860,412 and gross depreciation of $199,664.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the

NOTES TO FINANCIAL STATEMENTS
(continued)

proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of February 29, 2024, MBC Investments Corporation, a wholly-
owned subsidiary of BNY Mellon, held 381,701 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended February 29, 2024, the fund had in-kind transactions associated with creations of $9,737,212 and redemptions of $0.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of BNY Mellon Women’s Opportunities ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Women’s
Opportunities ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the
“Trust”)), including the statement of investments, as of February 29, 2024, and the related statements of operations, changes in net assets, and the financial highlights for the period from May 18, 2023
(commencement of operations) through February 29, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at
February 29, 2024, the results of its operations, the changes in its net assets and its financial highlights for the period from May 18, 2023 (commencement of operations) through February 29, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB")
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February
29, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
April 19, 2024

IMPORTANT TAX INFORMATION
(Unaudited)

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 29, 2024:
For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended February 29, 2024 as qualified dividend income and corporate dividends received deduction.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

The funds of the Trust have adopted a liquidity risk management program (the
“Program”) pursuant to the requirements of Rule 22e-4 under the Investment
Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed
BNY Mellon ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its November 2023 meeting, the Board received a written report prepared by the Program Administrator, for the period October 1, 2022 to
September 30, 2023, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited) (continued)

Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 31, 2022 to September 30, 2023, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
29
J. Charles Cardona (68)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon Family of Funds, Interested Director (2014-2018), Independent Director
(2019-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 35, including 19 managed by an affiliate of the Adviser
Kristen M. Dickey (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 13
F. Jack Liebau, Jr. (60)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present) and Chairman of Board
(2016 – Present)
STRATTEC Security Corp., an automotive power and security solutions company, Director
(2023 – Present) and Chairman of Board (2024 – Present)
No. of Portfolios for which Board Member Serves: 13
Jill I. Mavro (51)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at Ecoban Securities, LLC, a financial technology consulting company
(since 2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 13

BOARD MEMBERS INFORMATION
(Unaudited) (continued)
INDEPENDENT BOARD MEMBERS
Kevin W. Quinn (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 13
Stacy L. Schaus (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 13
The address of the Board Members and Officers is c/o BNY Mellon ETF Investment Adviser, LLC, 240
Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)

DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. since February 2021;
Head of North America Distribution, BNY
Mellon Investment Management since February
2023; Head of North America Product, BNY
Mellon Investment Management from January
2018 to February 2023. He is an officer of
53 investment companies (comprised of 99
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 46 years old and
has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNY Mellon Investment
Adviser, Inc. and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 54 investment companies
(comprised of 117 portfolios) managed by the
Adviser or an affiliate of the Adviser.  He is 55
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Director of BNY Mellon Investment Adviser,
Inc. since February 2023; Vice President of
BNY Mellon Investment Adviser, Inc. since
September 2020; and Director – BNY Mellon
Fund Administration.  He is an officer of 54
investment companies (comprised of 117
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 65 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; and Managing Counsel
of BNY Mellon from December 2017 to
September 2021.  She is an officer of 54
investment companies (comprised of 117
portfolios) managed by the Adviser or an
affiliate of the Adviser.  She is 48 years old and
has been an employee of BNY Mellon since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon
since December 2019; Managing Counsel of
BNY Mellon from April 2014 to December
2019; and Secretary of BNY Mellon Investment
Adviser, Inc. He is an officer of 54 investment
companies (comprised of 117 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 57 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since December
1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; and Counsel of BNY Mellon
from August 2018 to December 2021. She is an
officer of 54 investment companies (comprised
of 117 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 32 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 54 investment companies
(comprised of 117 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 58
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.

OFFICERS OF THE TRUST
(Unaudited) (continued)

AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019; and
Regulatory Administration Manager at BNY
Mellon Investment Management Services from
September 2018 to May 2019. She is an officer
of 54 investment companies (comprised of
117 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 38 years old and
has been an employee of BNY Mellon since
June 2012.
JOANNE SKERRETT, Vice President and
Assistant Secretary since March 2023.
Managing Counsel of BNY Mellon since June
2022; and Senior Counsel with the Mutual
Fund Directors Forum, a leading funds industry
organization, from 2016 to June 2022.  She is an
officer of 54 investment companies (comprised
of 117 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 51 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 2022.
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Distribution, BNY Mellon Investment
Management since January 2018; Executive Vice
President of North America Product, BNY
Mellon Investment Management since April
2023; and Senior Vice President, Development
& Oversight of North America Product, BNY
Mellon Investment Management from 2010 to
March 2023. He is an officer of 53 investment
companies (comprised of 99 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 54 years old and has been an
employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Vice President of BNY Mellon Investment
Adviser, Inc. since December 2022; Head
of Product Management of North America
Distribution, BNY Mellon Investment
Management since January 2018; Executive
Vice President of North America Product,
BNY Mellon Investment Management since
April 2023, and Senior Vice President of North
America Product, BNY Mellon Investment
Management from 2010 to March 2023. He
is an officer of 53 investment companies
(comprised of 99 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is
47 years old and has been an employee of the
Distributor since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager-BNY Mellon Fund
Administration. He is an officer of 54
investment companies (comprised of 117
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 117
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 117
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.

NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of
BNY Mellon ETF Investment Adviser, LLC;
Managing Counsel of BNY Mellon from
December 2019 to August 2021; Counsel of
BNY Mellon from May 2016 to December
2019; and Assistant Secretary of BNY Mellon
Investment Adviser, Inc. from April 2018 to
August 2021. She is an officer of 54 investment
companies (comprised of 117 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 38 years old and has been an
employee of BNY Mellon since May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 47 investment companies (comprised of
110 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 55 years old and
has been an employee of the Distributor since
1997.

For More Information
2024 BNY Mellon Securities Corporation
4868AR0224
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management North
America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Women’s Opportunities ETF BKWO

Item 1. Reports to Stockholders (cont.).
(b)        Not applicable.
Item 2. Code of Ethics.
(a)        As of the period ended February 29, 2024 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)        During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)       During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a)        Audit Fees
The aggregate fees billed for the period May 18, 2023 (commencement of operations) through February 29, 2024 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $39,536.
(b)        Audit-Related Fees
The aggregate fees billed for the period May 18, 2023 (commencement of operations) through February 29, 2024 for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $12,484. These services consisted of security counts required by Rule 17f-2 under the 1940 Act.
(c)        Tax Fees
The aggregate fees billed for the period May 18, 2023 (commencement of operations) through February 29, 2024 for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $7,908. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification
.
(d)       All Other Fees
The aggregate fees billed for the period May 18, 2023 (commencement of operations) through February 29, 2024 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0.
(e)(1)   Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)   The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)        The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the period May 18, 2023 (commencement of operations) through February 29, 2024 of the Registrant was $280,962.
(h)        The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)         Not applicable.
(j)         Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)        The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant.  The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.
(b)        Not applicable.
Item 6. Investments.
(a)        The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)        Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S‑K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)
Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title)*       /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    04/23/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    04/23/2024      ___________

By (Signature and Title)*       /s/ James Windels                                                       ______
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    04/22/2024

*
Print the name and title of each signing officer under his or her signature.